Market Risk - Yield Curve Risk (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
+100bps
Disclosure Of Sensitivity Limit Of Risk [line items]
NII sensitivity (audited)	£ 166	£ 218
-100bps
Disclosure Of Sensitivity Limit Of Risk [line items]
NII sensitivity (audited)	£ (200)	£ (220)